Class A Ordinary Shares Subject to Possible Redemption (Details)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) Vote vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) vote Vote $ / shares shares	Dec. 13, 2022 shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Aug. 25, 2021 $ / shares
Temporary Equity [Line Items]
Common shares, shares authorized | shares	98,999,000	98,999,000	98,999,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Fifth Wall Acquisition Corp. III [Member]
Temporary Equity [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1		1
Ordinary shares, shares subject to possible redemption | shares			27,500,000
Gross proceeds		$ 275,000,000	$ 275,000,000
Offering costs allocated to Class A ordinary shares subject to possible redemption		(16,046,813)	(16,046,813)
Increase in redemption value of Class A ordinary shares subject to possible redemption			(3,166,410)
Accretion of carrying value to redemption value	$ 3,609,375	16,046,813	16,046,813
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	2,090,559		6,015,625
Class A ordinary shares subject to possible redemption	4,768,583	$ 275,000,000	$ 277,849,215
Redemptions	$ (278,780,559)
Class A ordinary shares [Member]
Temporary Equity [Line Items]
Common shares, par value, (per share) | $ / shares			$ 0.0001
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Temporary Equity [Line Items]
Common shares, shares authorized | shares	200,000,000	200,000,000	200,000,000	200,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | vote	1		1
Common shares, shares outstanding (in shares) | shares	1,348,302	28,407,000	28,407,000
Class A ordinary shares subject to possible redemption					$ 91	$ 91
Class A Common Stock Subject to Redemption [Member] | Fifth Wall Acquisition Corp. III [Member]
Temporary Equity [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares subject to possible redemption | shares	441,302	27,500,000	27,500,000
Class A ordinary shares subject to possible redemption	$ 4,768,583	$ 275,000,000	$ 277,849,215		$ 275,905,944	$ 275,043,954